Financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets
Summary of detailed information about financial assets

The details of financial assets as of 31 December 2022 and 2021 are as follows:

	31 December 2022		31 December 2021
	Non-		Non-
	current	Current	current	Current
Amortized cost	—	748,665	—	6,840
- Time deposits with maturity of more than three months	—	748,665	—	6,840
Fair value through profit or loss	258,627	4,034,897	—	—
- Currency protected time deposits (**)	—	4,034,897	—	—
- Investment funds (***)	258,627	—	—	—
Fair value through other comprehensive income	1,850,830	—	2,261,409	84,049
- Listed debt securities (*)	1,850,830	—	2,261,409	84,049
	2,109,457	4,783,562	2,261,409	90,889

(*)Listed debt securities are classified as financial assets at fair value through other comprehensive income.

(**)

In order to prioritize the TL in deposit preferences of savers and to increase the share of TL in banks’ balance sheets, the foreign currency protected deposit and participation account (“CPTD”) scheme was introduced in December 2021 by Ministry of Treasury and Finance of Turkiye (“MoTF”). The CPTD scheme consists of TL accounts to be opened under the support of the MoTF and conversions from foreign currency (FX) deposits to TL accounts to be supported by the CBRT. Savings of TL depositors are hedged against the exchange rate risk with the CPTD scheme supported by the MoTF. The CBRT-supported scheme enables FX deposit account holders to switch to TL deposit accounts. Depositors switching to TL accounts from their foreign currency accounts under the support of the CBRT will be able to continue to hedge their savings against the exchange rate risk by using the MoTF supported scheme at the end of the maturity period. Currency-protected time deposit accounts are classified as financial assets at fair value through profit or loss. The Group has converted its foreign currency deposit account amounting to USD 123,300 and EUR 73,300 into “Currency Protected TL Time Deposit Accounts”. Maturity of currency protected time deposit accounts is 1 year.

(***) Investment funds mainly include Turkcell GSYF, established by Re-Pie., and its associate and financial assets which is carried at fair value and valuation differences are recognized in profit or loss.

	Fair Values

	31 December	31 December	Fair value
	2022	2021	hierarchy	Valuation technique

Financial assets at fair value through other comprehensive income	1,850,830	2,345,458	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	19,982	—	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	4,034,897	—	Level 2	Forward exchange rates at the reporting date
Financial assets at fair value through profit or loss	238,645	—	Level 3	Pricing models based on discounted cash flow
	6,144,354	2,345,458

Summary of Nominal And Fair Value Of Financial Assets

24.  Financial assets (continued)

As of 31 December 2022 and 2021, the notional and fair value amounts of listed debt securities are as follows:

31 December 2022
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	24,000	472,022	16 February 2026
EUR	15,000	279,082	8 July 2027
EUR	5,000	99,975	11 April 2023
USD	3,700	73,314	31 March 2025
USD	21,000	391,211	14 July 2023
USD	18,000	308,358	25 March 2027
USD	5,000	97,785	13 November 2025
USD	3,000	55,835	25 January 2023
USD	1,000	18,540	10 August 2024
USD	50,000	54,708	Indefinite
Total listed debt securities		1,850,830

31 December 2021
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	3,277	51,494	16 February 2026
EUR	24,951	356,258	8 July 2027
TL	39,937	42,025	2 March 2022
TL	39,602	42,025	2 March 2022
USD	34,497	469,839	14 July 2023
USD	1,636	22,142	10 August 2024
USD	32,565	412,244	14 October 2025
USD	3,561	45,330	26 January 2026
USD	41,067	525,456	22 June 2026
USD	30,341	378,645	25 March 2027
Total listed debt securities		2,345,458

As of 31 December 2022 and 2021, the notional and fair value amounts of currency protected time deposits are as follows:

31 December 2022
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TL	949,475	1,236,256	10 May 2023
TL	704,109	950,130	27 February 2023
TL	701,033	820,390	15 August 2023
TL	436,793	511,377	16 August 2023
TL	230,364	299,793	11 May 2023
TL	185,454	216,951	2 October 2023
Total currency protected time deposits		4,034,897

Summary of Gain Losses on Other Comprehensive Income

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December	31 December	31 December
	2022	2021	2020
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	(74,041)	(116,813)	(6,363)
Related to financial assets, tax effect	21,841	23,162	1,245
	(52,200)	(93,651)	(5,118)